Financial Instruments - Summary of Reconciliation of Fair Value Measurement in Level 3 of the Fair Value Hierarchy (Details) £ in Millions	6 Months Ended
Jun. 30, 2024 GBP (£)
Disclosure of fair value measurement of assets [line items]
Beginning balance	£ 282,083
Beginning balance	(267,117)
Ending Balance	271,445
Ending Balance	(256,974)
Level 3 | Financial liabilities at fair value
Disclosure of fair value measurement of assets [line items]
Beginning balance	(10)
Fair value movements	(4)
Purchases	0
Settlements	1
Ending Balance	(13)
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the period	(4)
Level 3 | Derivatives
Disclosure of fair value measurement of assets [line items]
Beginning balance	(10)
Fair value movements	(4)
Purchases	0
Settlements	1
Ending Balance	(13)
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the period	(4)
Level 3 | Other financial assets at FVTPL
Disclosure of fair value measurement of assets [line items]
Beginning balance	125
Fair value movements	1
Purchases	1
Settlements	(10)
Ending Balance	117
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the period	1
Level 3 | Financial assets at fair value
Disclosure of fair value measurement of assets [line items]
Beginning balance	161
Fair value movements	7
Purchases	1
Settlements	(15)
Ending Balance	154
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the period	7
Level 3 | Derivatives
Disclosure of fair value measurement of assets [line items]
Beginning balance	36
Fair value movements	6
Purchases	0
Settlements	(5)
Ending Balance	37
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the period	£ 6